BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2021	Jan. 14, 2021	Dec. 31, 2020	Oct. 31, 2020	Dec. 31, 2019
Class B Common Stock
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Common shares, shares authorized	500,000,000		500,000,000		500,000,000
Common shares, shares issued	27,391,338		34,362,554		34,152,328
Common shares, shares outstanding	27,143,111		34,114,327		33,904,101
Class F Common Stock | 890 5TH AVENUE PARTNERS, INC.
Common stock, par value	$ 0.0001		$ 0.0001
Common shares, shares authorized	25,000,000		25,000,000
Common shares, shares issued	7,187,500		7,187,500	7,187,500
Common shares, shares outstanding	7,187,500		7,187,500
Maximum shares subject to forfeiture		937,500		937,500
Class F Common Stock | Over-allotment option | 890 5TH AVENUE PARTNERS, INC.
Maximum shares subject to forfeiture			937,500
Common stock subject to redemption | Over-allotment option | 890 5TH AVENUE PARTNERS, INC.
Maximum shares subject to forfeiture			937,500